Schedule of Future Minimum Rental Payments for Operating Leases (Details)	12 Months Ended
Jun. 30, 2015 USD ($)
Commitment And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 10,044
Commitment And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	9,600
Commitment And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	9,600
Commitment And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	0
Commitment And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 5	$ 29,244